COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Loss Contingencies [Line Items]
Capital expenditure commitments			$ 19,600		$ 22,100
Capital lease expired date			expire between 2021 and 2023
Capital lease term			24 months
Capital lease imputed interest rate	4.30%		4.30%
Lease remaining principal balance outstanding	$ 28,300		$ 28,300		33,700
Short term capital lease obligation	24,500		24,500		20,500
Long term capital lease obligation	3,800		3,800		13,100
Interest Expense	3,793	$ 5,011	12,468	$ 14,691
Rental expense	34,900	24,500	103,800	80,900
Due to Related Parties	15,200		15,200		6,000
Letters of credit outstanding amount	9,200		9,200		21,200
Surety bonds and other bank issued guarantees	100,700		100,700		99,100
Cash margin guarantees	5,000		5,000		5,800
Other Liabilities	4,000	6,700	4,000	6,700
Accounts Payable [Member]
Loss Contingencies [Line Items]
Due to Related Parties	11,500		11,500		0
Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Due to Related Parties	3,000		3,000		3,000
Other Liabilities [Member]
Loss Contingencies [Line Items]
Due to Related Parties	$ 700		$ 700		3,000
Second Capital Lease [Member]
Loss Contingencies [Line Items]
Capital lease term			36 months
Capital lease imputed interest rate	6.50%		6.50%
Interest Expense	$ 400	0	$ 1,200	0
Egypt Equipment [Member]
Loss Contingencies [Line Items]
Capital lease expired date			expire between 2020 and 2024
Lease remaining principal balance outstanding	3,200		$ 3,200		0
Short term capital lease obligation	700		700		0
Long term capital lease obligation	2,500		2,500		$ 0
Interest Expense	$ 200	$ 0	$ 200	$ 0